Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 2,874	$ 193	$ 456
Losses on sale of businesses and fixed assets, and closures	681	1,359	777
Impairment losses	13,789	6,847	666
Impairment reversals	(89)	(131)	(583)
Impairment and losses on sale of businesses and fixed assets, and closures	14,381	8,075	860
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	360	143	437
Losses on sale of businesses and fixed assets, and closures	383	415	707
Impairment losses	12,917	6,752	400
Impairment reversals	(86)	(131)	(580)
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	2,320	50	15
Losses on sale of businesses and fixed assets, and closures	296	57	59
Impairment losses	840	65	12
Impairment reversals	0	0	(2)
Other businesses and corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	194	0	4
Losses on sale of businesses and fixed assets, and closures	2	887	11
Impairment losses	32	30	254
Impairment reversals	$ (3)	$ 0	$ (1)